INCOME TAXES (Details - Effective Reconciliation of Income Tax) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2020	Oct. 31, 2019
Income Tax Disclosure [Abstract]
Tax at federal statutory rate			$ (2,642,423)	$ (361,687)
State taxes, net of federal benefit			(546,730)	(74,835)
Permanent differences			18,782	10,468
Other			2,784	221,538
Total income tax expense (benefit)			(3,167,587)	(204,516)
Change in valuation allowance			3,167,587	204,516
Income tax provision	$ 0	$ 0	$ 0	$ 0